Details of Certain Consolidated Statements of Income Lines	12 Months Ended
Dec. 31, 2013
Other Income And Other Expense Disclosure [Abstract]
Details of Certain Consolidated Statements of Income Lines

NOTE 19

Details of Certain Consolidated Statements of Income Lines

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2013	2012	2011
Foreign currency conversion revenue	$877	$855	$861
Delinquency fees	667	604	567
Service fees	375	362	355
Other(a)	495	496	486
Total other commissions and fees	$2,414	$2,317	$2,269

  Other primarily includes fee revenue from the Loyalty Partner business and fees related to Membership Rewards programs.

The following is a detail of other revenues for the years ended December 31:

(Millions)	2013	2012	2011
Global Network Services partner revenues	$650	$664	$655
Net gain on investment securities	136	126	16
Other(a)	1,488	1,635	1,493
Total other revenues	$2,274	$2,425	$2,164

  Other includes revenues arising from insurance premiums earned from Card Member travel and other insurance programs, Travelers Cheques-related revenues, publishing revenues and other miscellaneous revenue and fees.

The following is a detail of marketing, promotion, rewards and Card Member services for the years ended December 31:

(Millions)	2013	2012	2011
Marketing and promotion	$3,043	$2,890	$2,996
Card Member rewards	6,457	6,282	6,218
Card Member services	767	772	716
Total marketing, promotion, rewards and
Card Member services	$10,267	$9,944	$9,930

Marketing and promotion expense includes advertising costs, which are expensed in the year in which the advertising first takes place. Card Member rewards expense includes the costs of rewards programs, including Membership Rewards and co-brand arrangements. Card Member services expense includes protection plans and complimentary services provided to Card Members.

The following is a detail of other, net for the years ended December 31:

(Millions)	2013	2012	2011
Professional services	$3,102	$2,963	$2,951
Occupancy and equipment	1,904	1,823	1,685
Communications	379	383	378
MasterCard and Visa settlements,
net of legal fees	―	―	(562)
Other(a)	1,133	1,404	1,260
Total other, net	$6,518	$6,573	$5,712

  Other expense includes general operating expenses, gains (losses) on sale of assets or businesses not classified as discontinued operations, litigation, certain internal and regulatory review-related reimbursements and insurance costs or settlements, investment impairments and certain Loyalty Partner expenses.